BNY Mellon US Large Cap Core Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Communication Services — 11.4%
Alphabet, Inc., Cl. A	504,103	170,386,814
Alphabet, Inc., Cl. C	437,597	148,139,712
AST SpaceMobile, Inc. (a),(b)	18,856	2,096,976
AT&T, Inc.	617,132	16,175,030
Charter Communications, Inc., Cl. A (a),(b)	8,100	1,669,572
Comcast Corp., Cl. A	318,501	9,475,405
EchoStar Corp., Cl. A (a),(b)	10,635	1,204,095
Electronic Arts, Inc.	19,683	4,013,757
Fox Corp., Cl. A	17,893	1,302,253
Fox Corp., Cl. B	11,707	767,628
Live Nation Entertainment, Inc. (a),(b)	14,103	2,051,281
Meta Platforms, Inc., Cl. A	187,159	134,099,424
Netflix, Inc. (a)	358,936	29,967,567
Omnicom Group, Inc.	16,168	1,245,583
Pinterest, Inc., Cl. A (a)	54,056	1,196,259
Reddit, Inc., Cl. A (a)	10,994	1,981,888
ROBLOX Corp., Cl. A (a)	53,214	3,499,353
Snap, Inc., Cl. A (a)	87,351	605,343
Spotify Technology SA (a)	13,649	6,829,277
Take-Two Interactive Software, Inc. (a)	15,084	3,323,005
The Trade Desk, Inc., Cl. A (a)	36,677	1,112,413
The Walt Disney Company	156,508	17,654,102
TKO Group Holdings, Inc.	5,961	1,207,579
T-Mobile US, Inc.	39,829	7,854,677
Verizon Communications, Inc.	364,593	16,231,680
Versant Media Group, Inc. (a)	12,766	415,916
Warner Bros Discovery, Inc. (a)	197,598	5,441,849
Warner Music Group Corp., Cl. A	11,220	336,376
		590,284,814
Consumer Discretionary — 10.5%
Airbnb, Inc., Cl. A (a)	36,553	4,728,862
Amazon.com, Inc. (a)	824,951	197,410,774
Amer Sports, Inc. (a)	9,916	363,223
Aptiv PLC (a)	19,961	1,512,046
AutoZone, Inc. (a)	1,459	5,404,559
Best Buy Co., Inc.	16,135	1,050,388
Booking Holdings, Inc.	2,770	13,855,097
Carnival Corp. (a)	94,100	2,824,882
Carvana Co. (a)	11,659	4,676,541
Chipotle Mexican Grill, Inc. (a)	110,538	4,296,612
Coupang, Inc. (a)	95,724	1,929,796
D.R. Horton, Inc.	23,641	3,518,726
Darden Restaurants, Inc.	10,118	2,017,023
Deckers Outdoor Corp. (a)	14,134	1,686,752
DoorDash, Inc., Cl. A (a)	28,748	5,882,416
DraftKings, Inc., Cl. A (a),(b)	44,162	1,214,897
eBay, Inc.	38,932	3,551,377
Expedia Group, Inc.	10,316	2,732,089

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 10.5% (continued)
Flutter Entertainment PLC (a)	15,462	2,553,549
Ford Motor Co.	335,595	4,658,059
Garmin Ltd.	13,671	2,756,620
General Motors Co.	82,804	6,955,536
Genuine Parts Co.	11,944	1,660,097
Hilton Worldwide Holdings, Inc.	20,245	6,043,335
Las Vegas Sands Corp.	25,803	1,360,592
Lennar Corp., Cl. A	19,413	2,122,812
Lennar Corp., Cl. B	1,057	107,032
Lowe’s Companies, Inc.	48,610	12,981,787
Lululemon Athletica, Inc. (a)	8,815	1,538,217
Marriott International, Inc., Cl. A	20,824	6,565,807
McDonald’s Corp.	62,027	19,538,505
MercadoLibre, Inc. (a)	4,077	8,756,540
NIKE, Inc., Cl. B	102,219	6,318,156
NVR, Inc. (a)	208	1,588,232
O’Reilly Automotive, Inc. (a)	72,300	7,115,043
PulteGroup, Inc.	17,407	2,177,442
Ross Stores, Inc.	27,814	5,247,111
Royal Caribbean Cruises Ltd.	21,777	7,069,903
Starbucks Corp.	94,586	8,697,183
Tapestry, Inc.	17,309	2,196,685
Tesla, Inc. (a)	250,601	107,861,176
The Home Depot, Inc.	86,424	32,373,566
The TJX Companies, Inc.	96,843	14,508,050
Tractor Supply Co.	47,401	2,411,763
Ulta Beauty, Inc. (a)	3,947	2,555,130
Viking Holdings Ltd. (a)	10,418	751,659
Williams-Sonoma, Inc.	10,277	2,103,188
Yum! Brands, Inc.	24,796	3,855,778
		543,084,613
Consumer Staples — 4.9%
Altria Group, Inc.	146,180	9,061,698
Archer-Daniels-Midland Co.	40,463	2,723,565
Church & Dwight Co., Inc.	22,869	2,201,141
Colgate-Palmolive Co.	71,988	6,499,797
Constellation Brands, Inc., Cl. A	12,255	1,920,358
Costco Wholesale Corp.	38,251	35,965,503
Dollar General Corp.	19,498	2,796,598
Dollar Tree, Inc. (a)	15,837	1,862,273
General Mills, Inc.	49,324	2,281,728
Kenvue, Inc.	156,803	2,728,372
Keurig Dr. Pepper, Inc.	114,815	3,150,524
Kimberly-Clark Corp.	27,654	2,765,123
McCormick & Co., Inc.	22,876	1,414,423
Mondelez International, Inc., Cl. A	109,222	6,386,210
Monster Beverage Corp. (a)	58,565	4,729,709
PepsiCo, Inc.	119,274	18,324,065
Philip Morris International, Inc.	134,062	24,056,085
Sysco Corp.	41,878	3,511,470
Target Corp.	40,349	4,255,609

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Staples — 4.9% (continued)
The Clorox Company	9,221	1,040,037
The Coca-Cola Company	335,802	25,121,348
The Estee Lauder Companies, Inc., Cl. A	17,870	2,060,054
The Hershey Company	12,303	2,396,009
The Kraft Heinz Company	80,528	1,911,735
The Kroger Company	52,199	3,280,707
The Procter & Gamble Company	203,545	30,892,025
Tyson Foods, Inc., Cl. A	26,775	1,749,211
Walmart, Inc.	376,930	44,907,440
		249,992,817
Energy — 3.2%
Baker Hughes Co.	87,544	4,905,966
Cheniere Energy, Inc.	18,782	3,972,769
Chevron Corp.	166,454	29,445,713
ConocoPhillips	106,267	11,076,209
Coterra Energy, Inc.	63,990	1,846,111
Devon Energy Corp.	46,799	1,881,788
Diamondback Energy, Inc.	15,649	2,565,654
EOG Resources, Inc.	46,907	5,259,682
EQT Corp.	54,761	3,161,353
Expand Energy Corp.	17,611	1,979,652
Exxon Mobil Corp.	369,454	52,240,796
Halliburton Co.	72,489	2,429,831
Kinder Morgan, Inc.	165,466	5,045,058
Marathon Petroleum Corp.	26,756	4,714,140
Occidental Petroleum Corp.	70,391	3,195,047
ONEOK, Inc.	56,736	4,492,924
Phillips 66	35,509	5,097,672
SLB Ltd.	129,389	6,259,840
Targa Resources Corp.	17,843	3,586,086
Texas Pacific Land Corp.	4,631	1,613,255
The Williams Companies, Inc.	107,020	7,198,165
Valero Energy Corp.	27,149	4,925,643
Venture Global, Inc., Cl. A (b)	28,713	281,387
		167,174,741
Financials — 12.6%
Affirm Holdings, Inc. (a)	21,195	1,278,059
Aflac, Inc.	42,169	4,678,651
American Express Co.	47,496	16,726,666
American International Group, Inc.	48,219	3,610,639
Ameriprise Financial, Inc.	8,286	4,368,296
Aon PLC, Cl. A	16,871	5,898,776
Apollo Global Management, Inc.	37,334	5,022,916
Arch Capital Group Ltd. (a)	29,211	2,805,424
Ares Management Corp., Cl. A	18,235	2,729,232
Arthur J. Gallagher & Co.	21,507	5,363,201
Bank of America Corp.	557,957	29,683,312
Berkshire Hathaway, Inc., Cl. B (a)	119,162	57,260,916
Blackrock, Inc.	13,285	14,865,118
Blackstone, Inc.	63,912	9,102,347
Block, Inc. (a)	48,300	2,918,769

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 12.6% (continued)
Blue Owl Capital, Inc. (b)	50,917	694,508
Brown & Brown, Inc.	26,758	1,929,252
Capital One Financial Corp.	54,892	12,017,506
Cboe Global Markets, Inc.	8,937	2,368,841
Chubb Ltd.	32,453	10,046,151
Cincinnati Financial Corp.	13,479	2,168,636
Citigroup, Inc.	155,242	17,963,052
Citizens Financial Group, Inc.	40,219	2,532,993
CME Group, Inc.	31,296	9,046,422
Coinbase Global, Inc., Cl. A (a)	17,906	3,487,014
Corpay, Inc. (a)	5,985	1,883,061
Erie Indemnity Co., Cl. A (b)	1,906	539,417
Everest Group Ltd.	3,451	1,143,247
Fidelity National Information Services, Inc.	46,803	2,585,866
Fifth Third Bancorp	58,686	2,947,211
First Citizens BancShares, Inc., Cl. A	718	1,485,951
Fiserv, Inc. (a)	46,676	2,974,661
Global Payments, Inc.	19,150	1,373,821
Huntington Bancshares, Inc.	131,951	2,306,503
Interactive Brokers Group, Inc., Cl. A	36,621	2,742,180
Intercontinental Exchange, Inc.	48,446	8,418,946
JPMorgan Chase & Co.	237,206	72,558,943
KKR & Co., Inc.	58,187	6,648,447
Klarna Group PLC (a),(b)	16,794	387,438
Loews Corp.	13,419	1,416,644
LPL Financial Holdings, Inc.	7,249	2,642,261
M&T Bank Corp.	14,037	3,110,178
Markel Group, Inc. (a)	1,210	2,469,174
Marsh & McLennan Cos., Inc.	41,585	7,825,881
Mastercard, Inc., Cl. A	69,777	37,595,150
MetLife, Inc.	48,398	3,817,634
Moody’s Corp.	13,620	7,021,927
Morgan Stanley	106,009	19,378,445
MSCI, Inc.	6,357	3,872,812
Nasdaq, Inc.	36,190	3,506,449
Northern Trust Corp.	17,158	2,563,920
PayPal Holdings, Inc.	83,805	4,415,685
Principal Financial Group, Inc.	19,576	1,854,239
Prudential Financial, Inc.	31,583	3,509,187
Raymond James Financial, Inc.	15,958	2,646,794
Regions Financial Corp.	76,060	2,167,710
Robinhood Markets, Inc., Cl. A (a)	64,074	6,374,082
Rocket Cos., Inc., Cl. A	80,098	1,436,157
Ryan Specialty Holdings, Inc. (b)	11,893	574,194
S&P Global, Inc.	26,719	14,102,021
SoFi Technologies, Inc. (a),(b)	100,831	2,299,955
State Street Corp.	25,436	3,328,555
Synchrony Financial	33,214	2,412,333
T. Rowe Price Group, Inc.	19,563	2,067,418
The Allstate Corp.	23,164	4,609,404
The Bank of New York Mellon Corp. (c)	62,317	7,473,055

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 12.6% (continued)
The Carlyle Group, Inc.	19,959	1,173,190
The Charles Schwab Corp.	146,904	15,266,264
The Goldman Sachs Group, Inc.	26,084	24,399,234
The Hartford Insurance Group, Inc.	25,415	3,432,550
The PNC Financial Services Group, Inc.	33,976	7,586,841
The Progressive Corp.	50,505	10,505,040
The Travelers Companies, Inc.	19,263	5,480,516
Toast, Inc., Cl. A (a)	38,715	1,204,424
TPG, Inc.	12,302	724,711
Tradeweb Markets, Inc., Cl. A	9,585	987,926
Truist Financial Corp.	109,817	5,646,790
U.S. Bancorp	127,271	7,141,176
Visa, Inc., Cl. A (b)	147,551	47,486,338
W. R. Berkley Corp.	25,481	1,747,487
Wells Fargo & Co.	277,556	25,116,042
Willis Towers Watson PLC	8,380	2,660,399
		651,612,581
Health Care — 9.6%
Abbott Laboratories	149,919	16,386,147
AbbVie, Inc.	152,663	34,045,376
Agilent Technologies, Inc.	25,269	3,382,256
Alnylam Pharmaceuticals, Inc. (a)	11,506	3,889,718
Amgen, Inc.	46,601	15,931,950
Becton Dickinson & Co.	25,267	5,141,329
Biogen, Inc. (a)	12,517	2,251,683
Boston Scientific Corp. (a)	128,496	12,018,231
Bristol-Myers Squibb Co.	175,638	9,668,872
Cardinal Health, Inc.	19,919	4,280,195
Cencora, Inc.	14,846	5,332,980
Centene Corp. (a)	41,168	1,783,398
CVS Health Corp.	108,807	8,108,298
Danaher Corp.	54,989	12,036,542
Dexcom, Inc. (a)	33,354	2,436,176
Edwards Lifesciences Corp. (a)	50,385	4,099,324
Elevance Health, Inc.	19,570	6,766,132
Eli Lilly & Co.	73,408	76,135,107
GE HealthCare Technologies, Inc.	39,321	3,105,179
Gilead Sciences, Inc.	107,259	15,225,415
HCA Healthcare, Inc.	14,407	7,034,506
Hologic, Inc. (a)	19,240	1,441,653
Humana, Inc.	10,562	2,061,702
IDEXX Laboratories, Inc. (a)	7,075	4,743,504
Illumina, Inc. (a)	14,014	2,029,367
Incyte Corp. (a)	15,666	1,567,697
Insmed, Inc. (a)	17,881	2,804,992
Insulet Corp. (a)	5,843	1,494,698
Intuitive Surgical, Inc. (a)	30,930	15,595,525
IQVIA Holdings, Inc. (a)	14,132	3,252,480
Johnson & Johnson	208,906	47,473,888
Labcorp Holdings, Inc.	7,411	2,012,235
McKesson Corp.	10,891	9,052,708

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Health Care — 9.6% (continued)
Medtronic PLC	111,595	11,489,821
Merck & Co., Inc.	216,019	23,820,415
Mettler-Toledo International, Inc. (a)	1,815	2,492,431
Natera, Inc. (a)	11,745	2,714,739
Pfizer, Inc.	498,092	13,169,552
Quest Diagnostics, Inc.	9,759	1,825,226
Regeneron Pharmaceuticals, Inc.	8,644	6,409,094
ResMed, Inc.	12,588	3,251,606
Royalty Pharma PLC, Cl. A	33,185	1,383,151
STERIS PLC	8,182	2,148,593
Stryker Corp.	29,916	11,055,757
The Cigna Group	22,277	6,106,348
The Cooper Companies, Inc. (a)	15,168	1,234,372
Thermo Fisher Scientific, Inc.	32,779	18,966,257
UnitedHealth Group, Inc.	78,606	22,554,420
Veeva Systems, Inc., Cl. A (a)	13,306	2,713,360
Vertex Pharmaceuticals, Inc. (a)	22,047	10,359,885
Waters Corp. (a)	5,182	1,921,071
West Pharmaceutical Services, Inc.	5,749	1,328,709
Zimmer Biomet Holdings, Inc.	17,756	1,546,015
Zoetis, Inc.	37,352	4,662,277
		493,742,362
Industrials — 8.6%
3M Co.	46,553	7,130,057
AMETEK, Inc.	20,147	4,512,525
Automatic Data Processing, Inc.	34,690	8,562,186
Axon Enterprise, Inc. (a)	6,350	3,070,733
Broadridge Financial Solutions, Inc.	9,845	1,940,548
Builders FirstSource, Inc. (a)	8,286	947,918
Carlisle Cos., Inc.	3,904	1,330,835
Carrier Global Corp.	66,015	3,933,174
Caterpillar, Inc.	40,533	26,644,773
Cintas Corp.	29,866	5,716,054
Comfort Systems USA, Inc.	2,822	3,223,006
Copart, Inc. (a)	71,042	2,882,884
CSX Corp.	163,336	6,167,567
Cummins, Inc.	11,631	6,732,255
Deere & Co.	21,069	11,124,432
Delta Air Lines, Inc.	56,814	3,743,474
Dover Corp.	12,127	2,443,469
Eaton Corp. PLC	33,756	11,862,534
EMCOR Group, Inc.	3,680	2,652,286
Emerson Electric Co.	49,038	7,206,625
Equifax, Inc.	10,236	2,061,530
Expeditors International of Washington, Inc.	12,164	1,952,809
Fastenal Co.	98,967	4,291,209
FedEx Corp.	18,746	6,040,899
Ferguson Enterprises, Inc.	16,132	4,072,685
Fortive Corp.	29,466	1,556,099
GE Vernova, Inc.	23,613	17,151,775
General Dynamics Corp.	19,484	6,840,638

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 8.6% (continued)
General Electric Co.	91,302	28,010,541
HEICO Corp.	3,944	1,305,109
HEICO Corp., Cl. A	6,404	1,630,394
Honeywell International, Inc.	54,728	12,451,715
Howmet Aerospace, Inc.	35,003	7,283,424
Hubbell, Inc.	4,541	2,215,736
Illinois Tool Works, Inc.	25,622	6,694,004
Ingersoll Rand, Inc.	34,733	2,990,164
J.B. Hunt Transport Services, Inc.	6,386	1,294,570
Jacobs Solutions, Inc.	10,114	1,368,020
Johnson Controls International PLC	56,298	6,714,099
L3Harris Technologies, Inc.	16,105	5,521,599
Leidos Holdings, Inc.	11,096	2,089,155
Lennox International, Inc.	2,747	1,359,985
Lockheed Martin Corp.	20,159	12,785,241
Norfolk Southern Corp.	21,114	6,149,241
Northrop Grumman Corp.	12,211	8,453,187
Old Dominion Freight Line, Inc.	17,097	2,961,200
Otis Worldwide Corp.	35,165	3,003,794
PACCAR, Inc.	44,857	5,513,374
Parker-Hannifin Corp.	11,107	10,394,375
Paychex, Inc.	29,170	3,008,302
Quanta Services, Inc.	13,110	6,222,399
Republic Services, Inc.	16,928	3,641,044
Rocket Lab Corp. (a)	36,201	2,898,614
Rockwell Automation, Inc.	9,922	4,183,611
Rollins, Inc.	26,755	1,694,662
RTX Corp.	115,729	23,253,428
Southwest Airlines Co. (b)	42,339	2,011,949
SS&C Technologies Holdings, Inc.	19,349	1,584,490
Symbotic, Inc. (a)	2,409	130,977
The Boeing Company (a)	62,697	14,653,543
Trane Technologies PLC	19,328	8,128,970
TransDigm Group, Inc.	4,731	6,753,692
TransUnion (b)	17,178	1,357,406
Uber Technologies, Inc. (a)	175,240	14,027,962
Union Pacific Corp.	51,270	12,053,577
United Airlines Holdings, Inc. (a)	27,822	2,846,747
United Parcel Service, Inc., Cl. B	64,136	6,812,526
United Rentals, Inc.	5,554	4,343,561
Veralto Corp.	20,744	2,053,241
Verisk Analytics, Inc.	11,338	2,465,561
Vertiv Holdings Co., Cl. A	29,772	5,542,951
W.W. Grainger, Inc.	3,712	4,008,737
Waste Management, Inc.	34,765	7,726,174
Watsco, Inc. (b)	3,164	1,222,728
Westinghouse Air Brake Technologies Corp.	14,732	3,390,422
Xylem, Inc.	21,267	2,932,081
		444,933,261
Information Technology — 33.1%
Accenture PLC, Cl. A	56,367	14,860,596

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 33.1% (continued)
Adobe, Inc. (a)	36,362	10,663,156
Advanced Micro Devices, Inc. (a)	139,438	33,009,158
Amdocs Ltd.	9,813	804,077
Amphenol Corp., Cl. A	104,328	15,031,578
Analog Devices, Inc.	42,547	13,227,011
Apple, Inc.	1,252,001	324,869,219
Applied Materials, Inc.	69,021	22,246,849
AppLovin Corp., Cl. A (a)	22,049	10,431,602
Arista Networks, Inc. (a)	89,353	12,664,894
Astera Labs, Inc. (a)	11,179	1,683,781
Atlassian Corp., Cl. A (a)	15,031	1,776,364
Autodesk, Inc. (a)	18,930	4,786,829
Bentley Systems, Inc., Cl. B	14,435	506,957
Broadcom, Inc.	401,411	132,987,464
Cadence Design Systems, Inc. (a)	23,726	7,031,437
CDW Corp.	10,614	1,341,503
Ciena Corp. (a)	11,770	2,963,804
Circle Internet Group, Inc. (a)	11,665	745,743
Cisco Systems, Inc.	343,411	26,895,949
Cloudflare, Inc., Cl. A (a)	27,073	4,801,396
Cognizant Technology Solutions Corp., Cl. A	43,309	3,553,936
CoreWeave, Inc., Cl. A (a)	20,644	1,923,814
Corning, Inc.	66,519	6,868,087
Credo Technology Group Holding Ltd. (a)	12,398	1,553,221
CrowdStrike Holdings, Inc., Cl. A (a)	21,363	9,429,735
Datadog, Inc., Cl. A (a)	27,355	3,537,549
Dell Technologies, Inc., Cl. C	25,409	2,907,806
Entegris, Inc.	12,283	1,450,254
Fair Isaac Corp. (a)	2,018	2,952,677
Figma, Inc., Cl. A (a),(b)	19,116	495,487
First Solar, Inc. (a)	8,959	2,020,434
Flex Ltd. (a)	31,995	2,016,965
Fortinet, Inc. (a)	52,956	4,303,205
Gartner, Inc. (a)	6,203	1,300,211
GLOBALFOUNDRIES, Inc. (a)	6,044	255,057
GoDaddy, Inc., Cl. A (a)	10,529	1,058,375
Hewlett Packard Enterprise Co.	110,798	2,384,373
HP, Inc.	80,152	1,558,155
HubSpot, Inc. (a)	4,256	1,191,680
Intel Corp. (a)	404,020	18,774,809
International Business Machines Corp.	80,184	24,592,433
Intuit, Inc.	23,535	11,742,082
IonQ, Inc. (a),(b)	25,238	1,009,015
Jabil, Inc.	9,419	2,234,093
Keysight Technologies, Inc. (a)	15,120	3,270,910
KLA Corp.	11,469	16,377,044
Lam Research Corp.	109,306	25,518,579
Marvell Technology, Inc.	74,679	5,893,667
Microchip Technology, Inc.	45,179	3,429,990
Micron Technology, Inc.	97,228	40,337,953
Microsoft Corp.	635,579	273,483,288

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 33.1% (continued)
MongoDB, Inc. (a)	6,993	2,596,711
Monolithic Power Systems, Inc.	3,887	4,369,571
Motorola Solutions, Inc.	14,081	5,668,166
NetApp, Inc.	17,859	1,720,715
NVIDIA Corp.	2,022,568	386,573,422
Okta, Inc. (a)	14,072	1,188,803
ON Semiconductor Corp. (a)	33,320	1,995,535
Oracle Corp.	143,807	23,667,756
Palantir Technologies, Inc., Cl. A (a)	182,593	26,766,308
Palo Alto Networks, Inc. (a)	58,148	10,290,451
PTC, Inc. (a)	10,497	1,638,897
Pure Storage, Inc., Cl. A (a)	25,401	1,766,385
Qnity Electronics, Inc.	17,582	1,691,037
QUALCOMM, Inc.	94,057	14,258,101
Roper Technologies, Inc.	9,171	3,404,550
Salesforce, Inc.	80,270	17,040,518
Samsara, Inc., Cl. A (a)	30,434	853,674
Seagate Technology Holdings PLC	17,729	7,227,936
ServiceNow, Inc. (a)	90,545	10,594,670
Snowflake, Inc. (a)	28,028	5,400,996
Strategy, Inc., Cl. A (a)	22,848	3,420,574
Super Micro Computer, Inc. (a)	43,612	1,269,545
Synopsys, Inc. (a)	15,789	7,343,701
TE Connectivity PLC	25,956	5,782,478
Teledyne Technologies, Inc. (a)	3,978	2,467,553
Teradyne, Inc.	13,875	3,344,569
Texas Instruments, Inc.	77,912	16,793,932
Trimble, Inc. (a)	21,789	1,472,936
Tyler Technologies, Inc. (a)	3,634	1,342,400
Ubiquiti, Inc.	412	227,185
VeriSign, Inc.	7,322	1,788,252
Western Digital Corp.	30,677	7,676,306
Workday, Inc., Cl. A (a)	18,084	3,176,093
Zebra Technologies Corp., Cl. A (a)	3,984	936,160
Zoom Communications, Inc. (a)	23,062	2,124,010
Zscaler, Inc. (a)	8,390	1,678,084
		1,710,312,231
Materials — 2.0%
Air Products and Chemicals, Inc.	18,292	4,984,570
Amcor PLC	41,578	1,839,827
Anglogold Ashanti PLC	43,164	4,008,641
CF Industries Holdings, Inc.	15,639	1,458,024
Corteva, Inc.	60,361	4,394,281
CRH PLC	58,856	7,204,563
Dow, Inc.	65,297	1,798,932
DuPont de Nemours, Inc.	35,182	1,545,194
Ecolab, Inc.	21,383	6,029,792
Freeport-McMoRan, Inc.	123,399	7,432,322
International Flavors & Fragrances, Inc.	19,694	1,374,838
International Paper Co.	44,357	1,788,474
Linde PLC	40,549	18,529,677

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Materials — 2.0% (continued)
LyondellBasell Industries NV, Cl. A	25,195	1,234,555
Martin Marietta Materials, Inc.	5,267	3,433,821
Newmont Corp.	95,186	10,694,147
Nucor Corp.	19,981	3,551,023
Packaging Corp. of America	7,186	1,599,244
PPG Industries, Inc.	17,884	2,067,927
Reliance, Inc.	4,476	1,474,842
Smurfit WestRock PLC	43,518	1,811,654
Solstice Advanced Materials, Inc. (a)	14,043	867,436
Southern Copper Corp. (b)	8,085	1,538,737
Steel Dynamics, Inc.	12,341	2,216,073
The Sherwin-Williams Company	20,166	7,151,670
Vulcan Materials Co.	11,540	3,468,232
		103,498,496
Real Estate — 1.7%
American Tower Corp. (d)	39,594	7,098,412
AvalonBay Communities, Inc. (d)	13,192	2,343,823
CBRE Group, Inc., Cl. A (a)	26,044	4,436,075
CoStar Group, Inc. (a)	35,720	2,196,780
Crown Castle, Inc. (d)	37,442	3,250,340
Digital Realty Trust, Inc. (d)	29,132	4,834,455
Equinix, Inc. (d)	8,488	6,968,054
Equity Residential (d)	27,858	1,736,111
Essex Property Trust, Inc. (d)	5,698	1,435,155
Extra Space Storage, Inc. (d)	18,022	2,486,495
Invitation Homes, Inc. (d)	54,936	1,468,439
Iron Mountain, Inc. (d)	25,148	2,316,885
Mid-America Apartment Communities, Inc. (d)	10,251	1,376,709
Prologis, Inc. (d)	80,559	10,517,783
Public Storage (d)	13,608	3,758,394
Realty Income Corp. (d)	80,632	4,931,453
Regency Centers Corp. (d)	13,161	959,042
SBA Communications Corp. (d)	9,618	1,770,770
Simon Property Group, Inc. (d)	28,864	5,521,972
Sun Communities, Inc. (d)	11,252	1,433,842
Ventas, Inc. (d)	37,160	2,886,217
VICI Properties, Inc. (d)	88,118	2,474,353
Welltower, Inc. (d)	58,096	10,942,963
Weyerhaeuser Co. (d)	55,525	1,431,435
		88,575,957
Utilities — 2.2%
Alliant Energy Corp.	21,600	1,423,656
Ameren Corp.	23,206	2,396,716
American Electric Power Co., Inc.	45,070	5,398,259
American Water Works Co., Inc.	17,464	2,255,126
Atmos Energy Corp.	14,020	2,332,087
CenterPoint Energy, Inc.	56,513	2,243,001
CMS Energy Corp.	25,841	1,847,373
Consolidated Edison, Inc.	31,269	3,334,213
Constellation Energy Corp.	26,950	7,564,326
Dominion Energy, Inc.	72,682	4,373,276

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Utilities — 2.2% (continued)
DTE Energy Co.	18,263	2,454,182
Duke Energy Corp.	67,216	8,156,662
Edison International	31,447	1,958,519
Entergy Corp.	38,836	3,723,984
Evergy, Inc.	21,205	1,627,060
Eversource Energy	33,158	2,292,212
Exelon Corp.	86,359	3,867,156
FirstEnergy Corp.	48,623	2,301,813
NextEra Energy, Inc.	177,939	15,640,838
NiSource, Inc.	40,804	1,807,209
NRG Energy, Inc.	17,066	2,604,783
PG&E Corp.	187,097	2,885,036
PPL Corp.	66,340	2,404,825
Public Service Enterprise Group, Inc.	44,960	3,702,906
Sempra	56,363	4,904,145
The Southern Company	95,023	8,486,504
Vistra Corp.	29,216	4,626,354
WEC Energy Group, Inc.	27,708	3,066,444
Xcel Energy, Inc.	50,416	3,834,641
		113,513,306
Total Equity Securities - Common Stocks (cost $4,189,249,398)		5,156,725,179

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $4,816,451)	3.65	4,816,451	4,816,451
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $3,064,241)	3.65	3,064,241	3,064,241
Total Investments (cost $4,197,130,090)		100.0%	5,164,605,871
Cash and Receivables (Net)		.0%	390,799
Net Assets		100.0%	5,164,996,670

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $18,163,350 and the value of the collateral was
$19,466,304, consisting of cash collateral of $3,064,241 and U.S. Government & Agency securities valued at $16,402,063.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)	Investment in real estate investment trust within the United States.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	20	3/20/2026	6,884,870	6,965,750	80,880
Gross Unrealized Appreciation					80,880
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Large Cap Core Equity ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,156,725,179	—	—	5,156,725,179
Investment Companies	7,880,692	—	—	7,880,692
	5,164,605,871	—	—	5,164,605,871
Other Financial Instruments:
Futures††	80,880	—	—	80,880
	80,880	—	—	80,880

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $967,556,661, consisting of $1,087,182,707 gross unrealized appreciation and $119,626,046 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.